Shareholders' Equity - Summary of Changes in Shares Issued and Outstanding and Share Capital (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Movement in Shares Issued and Outstanding and Share Capital [Roll Forward]
Beginning balance, convertible preferred shares outstanding (in shares)	[1]	199,930,069
Beginning balance, equity		$ 24,444	[2]	$ 87,495	[3]
Issuance upon exercise of stock options (in shares)		1,920,273
Issuance upon exercise of stock options		$ 534		$ 54
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock	[4]	0
Reverse Recapitalization and PIPE transaction, net of transaction costs	[5]	263,599
Earn-out share liability at Closing of Reverse Recapitalization		(9,997)
Warrant Exercise		$ 0
Ending balance, shares outstanding (in shares)		298,511,364
Ending balance, equity		$ 261,977
Common Stock
Movement in Shares Issued and Outstanding and Share Capital [Roll Forward]
Beginning balance, shares outstanding (in shares)		255,894,945
Beginning balance, equity		$ 220,587
Issuance upon exercise of stock options (in shares)		1,789,955
Issuance upon exercise of stock options		$ 1,181
Reverse Recapitalization and PIPE transaction, net of transaction costs (in shares)		40,308,937
Reverse Recapitalization and PIPE transaction, net of transaction costs		$ 265,006
Earn-out share liability at Closing of Reverse Recapitalization		$ (9,997)
Warrant Exercise (in shares)		517,527
Warrant Exercise		$ 1,397
Ending balance, shares outstanding (in shares)		298,511,364
Ending balance, equity		$ 478,174
Old Xanadu Convertible Preferred Shares
Movement in Shares Issued and Outstanding and Share Capital [Roll Forward]
Beginning balance, convertible preferred shares outstanding (in shares)		199,930,069
Old Xanadu Convertible Preferred Shares | Preferred Stock
Movement in Shares Issued and Outstanding and Share Capital [Roll Forward]
Beginning balance, convertible preferred shares outstanding (in shares)		199,930,069	[2]	199,930,069	[3]
Beginning balance, equity		$ 213,002	[2]	$ 213,002	[3]
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock (in shares)	[4]	(199,930,069)
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock	[4]	$ (213,002)
Ending balance, convertible preferred shares outstanding (in shares)		0
Ending balance, equity		$ 0
Old Xanadu Common Shares
Movement in Shares Issued and Outstanding and Share Capital [Roll Forward]
Beginning balance, shares outstanding (in shares)	[1]	55,964,876
Old Xanadu Common Shares | Common Stock
Movement in Shares Issued and Outstanding and Share Capital [Roll Forward]
Beginning balance, shares outstanding (in shares)		55,964,876	[2]	55,567,272	[3]
Beginning balance, equity		$ 7,585	[2]	$ 7,399	[3]
Issuance upon exercise of stock options (in shares)				137,683
Issuance upon exercise of stock options				$ 76
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock (in shares)	[4]	(55,964,876)
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock	[4]	$ (7,585)
Ending balance, shares outstanding (in shares)		0
Ending balance, equity		$ 0
Xanadu Class A Multiple Voting Shares
Movement in Shares Issued and Outstanding and Share Capital [Roll Forward]
Ending balance, shares outstanding (in shares)		255,226,928
Xanadu Class A Multiple Voting Shares | Common Stock
Movement in Shares Issued and Outstanding and Share Capital [Roll Forward]
Beginning balance, shares outstanding (in shares)		0
Beginning balance, equity		$ 0
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock (in shares)		254,709,401
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock		$ 220,098
Warrant Exercise (in shares)		517,527
Warrant Exercise		$ 1,397
Ending balance, shares outstanding (in shares)		255,226,928
Ending balance, equity		$ 221,495
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Movement in Shares Issued and Outstanding and Share Capital [Roll Forward]
Ending balance, shares outstanding (in shares)		43,284,436
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") | Common Stock
Movement in Shares Issued and Outstanding and Share Capital [Roll Forward]
Beginning balance, shares outstanding (in shares)		0
Beginning balance, equity		$ 0
Issuance upon exercise of stock options (in shares)		1,789,955
Issuance upon exercise of stock options		$ 1,181
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock (in shares)		1,185,544
Issuance of common stock upon conversion of Old Xanadu's preferred and common stock		$ 489
Reverse Recapitalization and PIPE transaction, net of transaction costs (in shares)		40,308,937
Reverse Recapitalization and PIPE transaction, net of transaction costs		$ 265,006
Earn-out share liability at Closing of Reverse Recapitalization		$ (9,997)
Ending balance, shares outstanding (in shares)		43,284,436
Ending balance, equity		$ 256,679

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[2]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.
[3]	The number of shares has been retroactively recast after giving effect to the Reverse Recapitalization.
[4]	Refer to Note 3 for additional information on the preferred and common stock exchange.
[5]	Common shares includes 1,100,000 earn-out shares (the "Earn-out Shares") issued and outstanding, but subject to forfeiture. These earn-out shares were classified within liabilities on the consolidated balance sheets as of March 31, 2026. Refer to Note 3 for additional information.